Deposits (Tables)	12 Months Ended
Dec. 31, 2016
Banking and Thrift [Abstract]
Composition of Deposits

The composition of deposits as of December 31, 2016 and December 31, 2015 is as follows:

	2016	2015
Non-interest bearing	$149,512,941	$148,724,257
NOW and money market accounts	340,180,286	323,381,170
Savings deposits	73,745,005	70,534,886
Time deposits, $250,000 or more	43,060,799	44,479,055
Other time deposits	153,653,309	166,285,420

Total	$760,152,340	$753,404,788

Scheduled Maturities of Time Deposits	The scheduled maturities of time deposits at December 31, 2016 are as follows:

Year Ending December 31,	Amount
2017	$158,732,838
2018	35,638,287
2019	2,262,553
2020	55,801
2021	24,629

$196,714,108